As filed with the Securities and Exchange Commission on October 27, 2015

Securities Act File No. 333-206404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

Alpine Equity Trust
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 10577
 (Address of Principal Executive Offices)

1-888-785-5578
(Area Code and Telephone Number)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
 (Name and Address of Agent for Service)

With a Copy to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 7th Avenue
New York, New York 10019

EXPLANATORY NOTE

The Proxy Statement/Prospectus and Statement of Additional Information, each in the form filed on September 16, 2015 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-206404), are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit 12 to this Registration Statement, the Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.

PART C

OTHER INFORMATION

Item 15. Indemnification

Article XI of the Registrant’s By-laws contains the following provisions regarding indemnification of Trustees and officers:

SECTION 11.1 Actions Against Trustee or Officer. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than any action or suit by or in the right of the Trust) against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement, actually and reasonably incurred by him in connection with the claim, action, suit, or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon the plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 11.2 Derivative Actions Against Trustees or Officers. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Trust to obtain a judgment or decree in its favor, against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which the individual has been adjudged to be liable for negligence or misconduct in the performance of his duty to the Trust, except to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, the person is fairly and reasonably entitled to indemnity for those expenses which the court shall deem proper, provided such Trustee or officer is not adjudged to be liable by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

SECTION 11.3 Expenses of Defense. In defense of any action, suit or proceeding referred to in Section 11.1 or 11.2 or in defense of any claim, issue, or matter therein, a Trustee or officer of the Trust who reasonably believed his or her action to be in the best interests of the Trust shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith, subject to the requirements of section 11.4.

SECTION 11.4 Required Standard of Conduct.

(a) Unless a court orders otherwise, any indemnification under Section 11.1 or 11.2 may be made by the Trust only as authorized in the specific case after a determination that indemnification of the Trustee or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in Section 11.1 or 11.2. The determination shall be made by:

(i) the Trustees, by a majority vote of a quorum consisting of Trustees who were not parties to the action, suit or proceeding; or if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs,

(ii) an independent legal counsel in a written opinion.

(b) Nothing contained in this Article XI shall be construed to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (any such conduct being hereinafter called “Disabling Conduct”). No indemnification shall be made pursuant to this Article XI unless:

(i) There is a final determination on the merits by a court or other body before whom the action, suit or proceeding was brought that the individual to be indemnified was not liable by reason of Disabling Conduct; or

(ii) In the absence of such a judicial determination, there is a reasonable determination, based upon a review of the facts, that such individual was not liable by reason of Disabling Conduct, which determination shall be made by:

(A) A majority of a quorum of Trustees who are neither “interested persons” of the Trust, as defined in section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

(B) An independent legal counsel in a written opinion.

SECTION 11.5 Advance Payments. Notwithstanding any provision of this Article XI, any advance payment of expenses by the Trust to any Trustee or officer of the Trust shall be made only upon the undertaking by or on behalf of such Trustee or officer to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Trustee or officer to be indemnified provides a security for his undertaking; or

(b) The Trust is insured against losses arising by reason of any lawful advances; or

(c) There is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

(i) A majority of a quorum of Trustees who are neither “interested persons” of the Trust, as defined in Section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

(ii) An independent legal counsel in a written opinion.

SECTION 11.6 Former Trustees and Officers. The indemnification provided by this Article XI shall continue as to an individual who has ceased to be a Trustee or officer of the Trust and inure to the benefit of the legal representatives of such individual and shall not be deemed exclusive of any other rights to which any Trustee, officer, employee or agent of the Trust may be entitled under any agreement, vote of Trustees or otherwise, both as to action in his official capacity and as to action in another capacity while holding office as such; provided, that no Person may satisfy any right of indemnity granted herein or to which he may be otherwise entitled, except out of the Trust Property, and no Shareholder shall be personally liable with respect to any claim for indemnity.

SECTION 11.7 Insurance. The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Trust, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, the Trust shall not purchase insurance to indemnify any Trustee or officer against liability for any conduct in respect of which the 1940 Act prohibits the Trust itself from indemnifying him.

SECTION 11.8 Other Rights to Indemnification. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any By-Law, agreement, vote of Shareholders or disinterested Trustees or otherwise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	(a)
Certificate of Amendment to Declaration of Trust is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(b)
Certificate of Designation, amended April 13, 1998, is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 23, 1998.

(c)
Certificate of Designation, amended December 14, 1998, is incorporated by reference to Registrant’s Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 1998.

(d)
Certificate of Designation, dated December 17, 2010, is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2010.

(e)
Restated Certificate of Designation, dated February 25, 2011, is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2011.

(f)
Certificate of Designation, dated September 27, 2011, is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2011.

(2)	(a) Bylaws are incorporated by reference to previous Registration Statements filed with the SEC.
(b)
Amendment to Bylaws updated September 28, 1998 is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 23, 1998.

(c) Certificate of Amendment No. 2. to Bylaws, dated August 4, 2015 is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206404) filed on August 14, 2015.
(3)	None.
(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Proxy Statement/Prospectus included in this Registration Statement).
(5)	Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and By-Laws.

(6)	(a)
Investment Advisory Agreement dated February 17, 1998, as amended September 22, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

	(b)	Amendment to Investment Advisory Agreement, dated July 31, 2015 is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206404) filed on August 14, 2015.
(7)
Form of Distribution Agreement dated December 16, 2010, is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2010.

(8)	None.
(9)	(a)
Master Custodian Agreement dated November 18, 2010, is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2010.

(b)
Letter Agreement adding additional series to Master Custodian Agreement dated February 28, 2013 – is incorporated by reference to Registrant’s Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2013.

(10)
Distribution Plan of Class A Shares of the Alpine Equity Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 24, 2011.

(11)
Opinion and consent of Morgan, Lewis & Bockius LLP as to the legality of the securities being registered is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206404) filed on August 14, 2015.

(12)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus is filed herewith.
(13)	(a)	Administration Agreement
(i)
Administration Agreement dated November 18, 2010, is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2010.

(ii)
Form of Amendment No. 1 to the Administration Agreement, is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2010.

(iii)
Letter Agreement adding additional series to Administration Agreement dated February 28, 2013 is incorporated by reference to Registrant’s Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2013.

	(b)	Transfer Agent Servicing Agreement
(i)
Form of Transfer Agency and Service Agreement dated December 8, 2010, is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2010.

(ii)
Form of Amendment No. 1 to the Transfer Agency and Service Agreement, is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2010.

	(c)	(i)	Expense Limitation and Reimbursement Agreement dated February 28, 2015 is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206404) filed on August 14, 2015.
		(ii)	Expense Limitation and Reimbursement Agreement dated July 31, 2015 is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206404) filed on August 14, 2015.
	(d)	Credit Agreements
(i)
Form of Special Custody and Pledge Agreement dated December 1, 2010, is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2010.

(ii)
Form of New York Lending Agreement dated December 1, 2010, is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2010.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206404) filed on August 14, 2015.

(15)	Not applicable.
(16)	(a)	Power of Attorney
(i)
Power of Attorney, is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 2010.

(ii)
Power of Attorney, on behalf of Eleanor Hoagland is incorporated by reference to Registrant’s Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2013.

(17)	(a)	Form of Proxy Card is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206404) filed on August 14, 2015.
(b)
Joint Code of Ethics dated July 1, 2014 is incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 27, 2015.

(c)
Rule 18f-3 Plan is incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 24, 2011.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, the final opinion of Willkie Farr & Gallagher LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant, Alpine Equity Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase and State of New York, on this 27th day of October, 2015.

ALPINE EQUITY TRUST

By:	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on October 27, 2015.

	Signature	Title

	/s/ Samuel A. Lieber	President and Trustee
Samuel A. Lieber

	/s/ Ronald G. Palmer, Jr.	Chief Financial Officer
Ronald G. Palmer, Jr.

	Eleanor T.M. Hoagland*	Trustee
Eleanor T.M. Hoagland

	H. Guy Leibler*	Trustee
H. Guy Leibler

	Jeffrey E. Wacksman*	Trustee
Jeffrey E. Wacksman

	James A. Jacobson*	Trustee
James A. Jacobson

*By:	/s/ Samuel A. Lieber
Samuel A. Lieber Attorney-in-Fact pursuant to Power of Attorney

*
Pursuant to Powers of Attorney for H. Guy Leibler, Jeffrey E. Wacksman and James A. Jacobson incorporated by reference to PEA No. 40 to the Registration Statement filed with the SEC via EDGAR on December 29, 2010. Pursuant to Power of Attorney for Eleanor T.M. Hoagland incorporated by reference to PEA No. 48 to the Registration Statement filed with the SEC via EDGAR on February 28, 2013.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
(12)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.